Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Corporate Bonds (6.6%)	Shares/ Par +	Value $ (000’s)
Communications (1.2%)
AT&T, Inc.
3.550%, 9/15/55 144A	759,000	695
3.800%, 12/1/57 144A	920,000	875
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	730,000	692
6.484%, 10/23/45	530,000	690
Comcast Corp. 3.750%, 4/1/40	100,000	110
Verizon Communications, Inc.
2.100%, 3/22/28	340,000	341
2.650%, 11/20/40	822,000	751
4.400%, 11/1/34	559,000	639
ViacomCBS, Inc. 4.375%, 3/15/43	350,000	378
Total		5,171

Consumer, Cyclical (0.2%)
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	316
General Motors Co. 5.150%, 4/1/38	650,000	744
Total		1,060

Consumer, Non-cyclical (0.6%)
AbbVie, Inc.
4.450%, 5/14/46	350,000	403
4.550%, 3/15/35	270,000	314
Cigna Corp. 4.900%, 12/15/48	200,000	245
CVS Health Corp. 4.780%, 3/25/38	180,000	212
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	302
Gilead Sciences, Inc. 3.650%, 3/1/26	200,000	220
The Kroger Co. 3.875%, 10/15/46	400,000	418
Mondelez International, Inc. 2.750%, 4/13/30	153,000	156
Viatris, Inc.
2.700%, 6/22/30 144A	130,000	128
4.000%, 6/22/50 144A	140,000	143
Total		2,541

Energy (0.5%)
Chevron Corp. 1.995%, 5/11/27	260,000	266
Enterprise Products Operating LLC 4.850%, 3/15/44	100,000	115
Equinor ASA 1.750%, 1/22/26	260,000	266
MPLX LP 4.500%, 4/15/38	200,000	218

Corporate Bonds (6.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Petroleos Mexicanos
3.500%, 1/30/23	130,000	132
4.875%, 1/18/24	400,000	411
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	500,000	572
Transcontinental Gas Pipe Line Co. LLC 3.250%, 5/15/30	260,000	273
Total		2,253

Financial (3.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 1/23/23	161,000	167
4.500%, 9/15/23	220,000	237
4.875%, 1/16/24	370,000	402
American Tower Corp. 3.375%, 10/15/26	523,000	566
Banco Santander SA 2.958%, 3/25/31	600,000	597
Bank of America Corp. 1.319%, (US SOFR plus 1.150%), 6/19/26	640,000	638
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	1,124,000	1,114
3.483%, (US SOFR plus 1.650%), 3/13/52	245,000	250
3.824%, (ICE LIBOR USD 3 Month plus 1.575%), 1/20/28	195,000	214
Barclays PLC 5.200%, 5/12/26	750,000	848
BNP Paribas 4.375%, 9/28/25 144A	980,000	1,085
Capital One Financial Corp. 3.750%, 3/9/27	330,000	362
CI Financial Corp. 3.200%, 12/17/30	670,000	666
Citigroup, Inc. 2.572%, (US SOFR plus 2.107%), 6/3/31	410,000	409
4.075%, (ICE LIBOR USD 3 Month plus 1.192%), 4/23/29	300,000	334
Deutsche Bank AG 1.000%, (US SOFR plus 1.131%), 4/1/25	385,000	385
Equinix, Inc. 5.375%, 5/15/27	365,000	393
The Goldman Sachs Group, Inc. 2.600%, 2/7/30	407,000	412
Huntington Bancshares, Inc. 4.350%, 2/4/23	355,000	377
JPMorgan Chase & Co. 2.182%, (US SOFR plus 1.890%), 6/1/28	530,000	535
Kilroy Realty LP 3.800%, 1/15/23	120,000	125
Lloyds Banking Group PLC 2.438%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.000%), 2/5/26	400,000	414
Morgan Stanley 1.794%, (US SOFR plus 1.034%), 2/13/32	1,259,000	1,175

Inflation Protection Portfolio

Corporate Bonds (6.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.591%, (ICE LIBOR USD 3 Month plus 1.340%), 7/22/28	735,000	801
Spirit Realty LP 2.100%, 3/15/28	161,000	157
Teachers Insurance & Annuity Association of America 3.300%, 5/15/50 144A	267,000	260
Wells Fargo & Co. 2.188%, (US SOFR plus 2.000%), 4/30/26	615,000	635
Total		13,558

Industrial (0.3%)
Burlington Northern Santa Fe LLC 4.950%, 9/15/41	100,000	124
Lockheed Martin Corp. 3.800%, 3/1/45	200,000	220
Norfolk Southern Corp. 3.050%, 5/15/50	400,000	379
United Technologies Corp. 4.125%, 11/16/28	530,000	597
Total		1,320

Technology (0.2%)
Microsoft Corp. 2.525%, 6/1/50	220,000	201
Oracle Corp. 4.000%, 7/15/46	650,000	669
Total		870

Utilities (0.5%)
American Electric Power Co., Inc. 3.200%, 11/13/27	200,000	216
Dominion Resources, Inc. 4.900%, 8/1/41	320,000	384
Duke Energy Florida LLC 1.750%, 6/15/30	400,000	378
Essential Utilities, Inc. 2.704%, 4/15/30	370,000	373
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	200,000	220
Sempra Energy 3.250%, 6/15/27	250,000	267
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	200,000	207
Total		2,045

Total Corporate Bonds (Cost: $28,635)		28,818

Investment Companies (4.0%)
Investment Companies (4.0%)
Vanguard Intermediate-Term Corporate Bond ETF	94,300	8,773
Vanguard Short-Term Corporate Bond ETF	106,100	8,753
Total		17,526

Total Investment Companies (Cost: $17,521)		17,526

Governments (62.3%)	Shares/ Par +	Value $ (000’s)
Governments (62.3%)
Canadian Government Real Return Bond 4.000%, 12/1/31 CAD ¥	9,072,240	10,553
4.250%, 12/1/21 CAD ¥	798,336	662
4.250%, 12/1/26 CAD ¥	20,059,320	20,775
Tennessee Valley Authority 4.700%, 7/15/33 b	1,658,000	2,117
US Treasury
0.125%, 1/15/31	7,033,110	7,570
0.125%, 4/15/25	4,556,520	4,933
0.125%, 10/15/25	6,804,000	7,412
0.250%, 7/15/29 b	14,212,611	15,638
US Treasury Inflation Index Bond
0.125%, 1/15/30	18,654,060	20,183
0.125%, 7/15/30	7,140,770	7,750
0.125%, 2/15/51	1,004,590	1,011
0.125%, 7/15/26	4,964,642	5,425
0.250%, 2/15/50	6,429,399	6,713
0.250%, 1/15/25	10,932,075	11,874
0.375%, 7/15/25	4,301,310	4,738
0.375%, 1/15/27	15,591,456	17,197
0.375%, 7/15/27	4,009,500	4,447
0.500%, 1/15/28	7,952,475	8,856
0.625%, 2/15/43	7,565,040	8,545
0.625%, 1/15/24	9,527,905	10,330
0.625%, 1/15/26	17,226,425	19,155
0.750%, 2/15/42	7,436,873	8,593
0.750%, 2/15/45	10,940,297	12,654
0.750%, 7/15/28	6,720,578	7,663
0.875%, 2/15/47	2,762,900	3,326
1.000%, 2/15/46	1,269,405	1,554
1.000%, 2/15/48	1,219,713	1,517
1.000%, 2/15/49	2,701,375	3,380
1.375%, 2/15/44	6,374,266	8,325
1.750%, 1/15/28	3,239,728	3,896
2.000%, 1/15/26	3,228,512	3,815
2.125%, 2/15/40	2,541,168	3,643
2.125%, 2/15/41	4,520,501	6,537
2.375%, 1/15/25	2,289,441	2,682
2.375%, 1/15/27	4,442,020	5,438
2.500%, 1/15/29	871,013	1,114
3.625%, 4/15/28	2,425,620	3,266
Total		273,287

Total Governments (Cost: $252,797)		273,287

Municipal Bonds (0.0%)
Municipal Bonds (0.0%)
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	62

Total Municipal Bonds (Cost: $59)		62

Structured Products (24.8%)
Asset Backed Securities (13.0%)
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
1.244%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,246

Inflation Protection Portfolio

Structured Products (24.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	202,981	208
Drive Auto Receivables Trust, Series 2019-4, Class C 2.510%, 11/17/25	1,200,000	1,224
Dryden 84 CLO, Ltd. Ltd., Series 2018-64A, Class A
1.193%, (ICE LIBOR USD 3 Month plus 0.970%), 4/18/31 144A	2,300,000	2,299
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A Æ	2,000,000	2,000
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,300,000	1,283
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
1.344%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,125
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	945,996	972
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2 3.230%, 5/10/32 144A	1,197,684	1,199
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	822,413	844
Hilton Grand Vacations Trust, Series 2019- AA, Class B 2.540%, 7/25/33 144A	1,241,101	1,271
Instar Leasing III, LLC, Series 21-1A, Class A 2.300%, 2/15/54 144A	1,693,690	1,661
KKR CLO, Ltd., Series 2018-22A, Class A
1.374%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,500
KKR Financial CLO, Ltd., Series 2019-A2, Class A2
1.741%, (ICE LIBOR USD 3 Month plus 1.500%), 10/15/30 144A	2,200,000	2,200
Magnetite CLO, Ltd., Series 2014-8A, Class AR2
1.221%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,750
Magnetite CLO, Ltd., Series 2021-29A, Class B
1.504%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,648
Mosaic Solar Loans LLC, Series 2021-1, Class A 1.510%, 12/20/46 144A	1,700,000	1,664
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	130,556	131
MVW Owner Trust, Series 2016-1A, Class A 2.250%, 12/20/33 144A	117,279	119
MVW Owner Trust, Series 2019-2A, Class A 2.220%, 10/20/38 144A	1,025,196	1,046
Progress Residential Trust, Series 2019-SFR1, Class A 3.422%, 8/17/35 144A	1,998,027	2,042

Structured Products (24.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Progress Residential Trust, Series 2019-SFR3, Class A 2.271%, 9/17/36 144A	3,784,933	3,846
Progress Residential Trust, Series 2019-SFR4, Class B 2.937%, 11/17/36 144A	2,400,000	2,440
Progress Residential Trust, Series 2020-SFR2, Class A 2.078%, 6/18/37 144A	1,100,000	1,124
Progress Residential Trust, Series 2021-SFR1, Class D 1.805%, 4/17/38 144A	1,000,000	981
Progress Residential Trust, Series 2021-SFR2, Class C 1.997%, 4/19/38 144A Æ	5,050,000	5,025
Rockford Tower CLO, Ltd., Series 2017-1A, Class BR2A
1.000%, (ICE LIBOR USD 3 Month plus 1.650%), 4/20/34 144A	2,000,000	1,999
Rockford Tower CLO, Ltd., Series 2020-1A, Class B
2.050%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,348
Sierra Timeshare Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	3,800,000	3,791
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	492,575	511
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class B 2.750%, 7/15/38 144A	1,919,450	1,965
Towd Point Mortgage Trust, Series 2017-2, Class A2 3.250%, (AFC), 4/25/57 144A	2,500,000	2,617
Towd Point Mortgage Trust, Series 2018-4, Class A1 3.000%, (AFC), 6/25/58 144A	674,306	703
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
1.294%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,373,466	1,374
Tricon American Homes, Series 2020-SFR2, Class B 1.832%, 11/17/39 144A	1,400,000	1,362
VSE VOI Mortgage LLC, Series 2017-A, Class A 2.330%, 3/20/35 144A	393,132	400
Total		56,918

Mortgage Securities (11.8%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2 3.500%, (AFC), 11/25/44 144A	171,325	174
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	416,812	421
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	282,407	286

Inflation Protection Portfolio

Structured Products (24.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Agate Bay Mortgage Trust, Series 2016-3, Class A3 3.500%, (AFC), 8/25/46 144A	226,610	230
Angel Oak Mortgage Trust LLC, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	439,933	445
Angel Oak Mortgage Trust LLC, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	1,145,334	1,159
Arroyo Mortgage Trust, Series 2019-2, Class A3 3.800%, (AFC), 4/25/49 144A	1,421,225	1,452
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 3.185%, (AFC), 7/25/49 144A S	499,558	510
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	665,979	678
COLT Funding LLC, Series 2020-1, Class A3 2.897%, (AFC), 2/25/50 144A	682,315	689
Connecticut Avenue Securities, Series 2014- C04, Class 2M2
5.109%, (ICE LIBOR USD 1 Month plus 5.000%), 11/25/24	206,953	209
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 2.229%, (AFC), 4/25/65 144A S	1,400,000	1,421
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	140,394	142
Credit Suisse Mortgage Trust, Series 2019- NQM1, Class A1 2.656%, (AFC), 10/25/59 144A S	1,090,721	1,110
Credit Suisse Mortgage Trust, Series 2020- NQM1, Class A1 1.208%, (AFC), 5/25/65 144A S	781,027	784
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A Æ	650,000	650
CSMC Commerical Mortgage Trust, Series 2019-AFC1, Class A1 2.573%, (AFC), 7/25/49 144A S	658,132	667
Federal Home Loan Mortgage Corp.
4.000%, 5/1/42	2,420,787	2,681
4.500%, 4/1/41	1,710,143	1,929
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2 3.690%, 1/25/29	3,000,000	3,411
Federal Home Loan Mortgage Corp., Series K108, Class A2 1.517%, 3/25/30	4,000,000	3,899
Federal National Mortgage Association 4.000%, 2/1/46	2,241,495	2,444
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
2.709%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	666,501	671
GCAT LLC, Series 2019-NQM1, Class A3 3.395%, (AFC), 2/25/59 144A S	875,234	876

Structured Products (24.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GCAT LLC, Series 2019-NQM3, Class A3 3.043%, (AFC), 11/25/59 144A	1,054,900	1,074
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 2.500%, (AFC), 3/25/43 144A	286,519	290
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.930%, (AFC), 10/25/29 144A	404,596	416
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	1,535,151	1,568
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.500%, (AFC), 1/25/47 144A	685,471	694
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 2.891%, (AFC), 5/24/60 144A	1,383,000	1,429
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	2,250,000	2,291
Sequoia Mortgage Trust, Series 2019-4, Class A7 3.500%, (AFC), 11/25/49 144A	3,750,000	3,831
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E 3.000%, (AFC), 4/25/60 144A	2,503,000	2,593
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A Æ	2,525,000	2,525
Verus Securitization Trust, Series 2019-2, Class A2 3.345%, (AFC), 5/25/59 144A	1,355,745	1,359
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A	1,232,136	1,251
Verus Securitization Trust, Series 2020-1, Class A2 2.642%, (AFC), 1/25/60 144A S	1,899,601	1,920
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A	759,840	767
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	1,838,455	1,829
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	1,109,091	1,122
Total		51,897

Total Structured Products (Cost: $107,799)		108,815

Short-Term Investments (3.4%)
Money Market Funds (3.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

Inflation Protection Portfolio

Short-Term Investments (3.4%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued
0.040%#	14,843,218	14,843

Total		14,843

Total Short-Term Investments (Cost: $14,843)		14,843

Total Investments (101.1%) (Cost: $421,653)@		443,351

Short-Term Investments (3.4%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Other Assets, Less Liabilities (-1.1%)		(4,412)

Net Assets (100.0%)		438,939

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Short	USD	5,300	53	6/21	$6,940	$10	$10
US Treasury Long Bond Future	Short	USD	4,200	42	6/21	6,493	255	18

							$265	$28

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.777%	6/24	11,000	USD	$–	$293	$293	$ (1)
CPURNSA	1.715%	6/24	7,400	USD	–	216	216	–p
CPURNSA	1.860%	7/24	7,500	USD	–	161	161	1
CPURNSA	1.858%	8/24	12,700	USD	–	274	274	3
CPURNSA	1.616%	10/24	7,500	USD	–	276	276	2
CPURNSA	2.073%	8/27	3,500	USD	–	107	107	1
CPURNSA	2.145%	11/27	5,000	USD	(1)	104	103	5
CPURNSA	1.793%	10/29	3,700	USD	–	234	234	4
CPURNSA	1.800%	10/29	3,700	USD	–	233	233	4
CPURNSA	1.884%	11/29	2,000	USD	–	111	111	2
CPURNSA	2.333%	2/26	13,000	USD	1	165	166	14
CPURNSA	2.210%	1/24	8,000	USD	–	103	103	2
CPURNSA	2.273%	1/24	10,000	USD	–	109	109	2
CPURNSA	2.260%	2/25	8,000	USD	1	109	110	4
CPURNSA	2.243%	1/26	6,000	USD	–	106	106	8
CPURNSA	1.078%	6/25	3,000	USD	–	223	223	2
CPURNSA	1.291%	5/30	2,000	USD	–	237	237	2
CPURNSA	1.629%	6/30	2,000	USD	–	194	194	2
					$1	$3,255	$3,256	$57

	Financial Derivative Assets				Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$58	$28	$86	$(1)	$–	$(1)	$–

Inflation Protection Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CAD	40,007	31,838	6/30/2021	$101	$—	$101

						$101	$—	$101

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	$(398)	$(398)
CPURNSA	Bank of America NA	2.763%	3/23	700	(83)	(83)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(216)	(216)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	4	4
CPURNSA	Bank of America NA	1.790%	8/25	1,500	56	56
CPURNSA	Bank of America NA	2.240%	4/27	3,500	10	10
CPURNSA	Bank of America NA	2.218%	4/27	2,000	11	11
CPURNSA	Bank of America NA	2.235%	4/27	2,000	8	8
CPURNSA	Bank of America NA	2.235%	5/27	5,000	21	21
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(499)	(499)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(91)	(91)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(120)	(120)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(239)	(239)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(197)	(197)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(70)	(70)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(444)	(444)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(297)	(297)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	419	419
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	306	306
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	360	360
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	17	17
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	5	5
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	6	6
					$(1,431)	$(1,431)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward			Forward
	Contracts	Swaps	Total	Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$ 101	$ 1,223	$ 1,324	—	—	$ (2,654)	$ (2,654)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $95,533 representing 21.8% of the net assets.

¥	Foreign Bond — par value is foreign denominated
b

Cash or securities with an aggregate value of $17,755 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

Æ	Security valued using significant unobservable inputs.
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $421,653 and the net unrealized appreciation of investments based on that cost was $23,888 which is comprised of $28,607 aggregate gross unrealized appreciation and $4,719 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Inflation Protection Portfolio

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$62	$—
Corporate Bonds	—	28,818	—
Governments	—	273,287	—
Structured Products
Asset Backed Securities	—	49,893	7,025
Mortgage Securities	—	48,722	3,175
Investment Companies	17,526	—	—
Short-Term Investments	14,843	—	—
Other Financial Instruments^
Futures	265	—	—
Forward Currency Contracts	—	101	—
Total Return Swaps	—	4,479	—

Total Assets:	$32,634	$405,362	$10,200

Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(2,654)	—

Total Liabilities:	$—	$(2,654)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand